Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 1,298,871	$ 1,347,724	$ 1,124,352
Cost of goods sold and services rendered	(973,180)	(1,075,747)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	87,858	215,941	227,740
Changes in net realizable value of agricultural produce after harvest	1,838	(22,293)	(12,879)
Margin on manufacturing and agricultural activities before operating expenses	415,387	465,625	484,248
General and administrative expenses	(70,320)	(84,287)	(69,794)
Selling expenses	(129,092)	(143,515)	(117,662)
Other operating income / (expense), net	25,590	1,870	(18,768)
Bargain purchase gain on acquisition	0	10,107	0
Profit from operations	241,565	249,800	278,024
Depreciation and amortization	(200,018)	(191,040)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	10,620	(2,961)	(4,331)
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(143,570)	(3,983)	26,629
Cost of goods sold and services rendered	108,028	2,990	(20,903)
Initial recognition and changes in fair value of biological assets and agricultural produce	(13,314)	1,753	16,542
Changes in net realizable value of agricultural produce after harvest	(736)	136	(1,221)
Margin on manufacturing and agricultural activities before operating expenses	(49,592)	896	21,047
General and administrative expenses	19,231	220	(4,159)
Selling expenses	21,713	516	(4,815)
Other operating income / (expense), net	(5,912)	(823)	(650)
Bargain purchase gain on acquisition		37
Profit from operations	(14,560)	846	11,423
Depreciation and amortization	11,557	165	(2,309)
Net (loss) / gain from Fair value adjustment of investment property	(755)	(197)	(447)
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,442,441	1,351,707	1,097,723
Cost of goods sold and services rendered	(1,081,208)	(1,078,737)	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	101,172	214,188	211,198
Changes in net realizable value of agricultural produce after harvest	2,574	(22,429)	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	464,979	464,729	463,201
General and administrative expenses	(89,551)	(84,507)	(65,635)
Selling expenses	(150,805)	(144,031)	(112,847)
Other operating income / (expense), net	31,502	2,693	(18,118)
Bargain purchase gain on acquisition		10,070
Profit from operations	256,125	248,954	266,601
Depreciation and amortization	(211,575)	(191,205)	(166,619)
Net (loss) / gain from Fair value adjustment of investment property	11,375	(2,764)	(3,884)
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	720,134	720,947	535,713
Cost of goods sold and services rendered	(576,638)	(622,896)	(465,561)
Initial recognition and changes in fair value of biological assets and agricultural produce	6,736	106,122	122,539
Changes in net realizable value of agricultural produce after harvest	2,730	(21,495)	(10,163)
Margin on manufacturing and agricultural activities before operating expenses	152,962	182,678	182,528
General and administrative expenses	(40,899)	(39,177)	(24,052)
Selling expenses	(81,345)	(93,609)	(59,595)
Other operating income / (expense), net	29,348	(52)	(831)
Bargain purchase gain on acquisition		10,070
Profit from operations	60,066	59,910	98,050
Depreciation and amortization	(34,397)	(30,307)	(21,900)
Net (loss) / gain from Fair value adjustment of investment property	11,375	(2,764)	(3,884)
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	166,253	277,751	243,792
Cost of goods sold and services rendered	(143,879)	(255,595)	(216,234)
Initial recognition and changes in fair value of biological assets and agricultural produce	(10,327)	64,061	74,092
Changes in net realizable value of agricultural produce after harvest	1,994	(21,359)	(11,384)
Margin on manufacturing and agricultural activities before operating expenses	14,041	64,858	90,266
General and administrative expenses	(9,913)	(13,310)	(11,190)
Selling expenses	(16,114)	(31,682)	(23,613)
Other operating income / (expense), net	15,285	(341)	(299)
Bargain purchase gain on acquisition		0
Profit from operations	3,299	19,525	55,164
Depreciation and amortization	(5,421)	(7,978)	(7,226)
Net (loss) / gain from Fair value adjustment of investment property	9,549	(2,342)	(3,182)
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(50,659)	(2,578)	11,975
Cost of goods sold and services rendered	45,075	2,330	(10,216)
Initial recognition and changes in fair value of biological assets and agricultural produce	(5,465)	1,494	8,185
Changes in net realizable value of agricultural produce after harvest	(736)	136	(1,221)
Margin on manufacturing and agricultural activities before operating expenses	(11,785)	1,382	8,723
General and administrative expenses	4,866	2	(834)
Selling expenses	6,336	212	(1,506)
Other operating income / (expense), net	(4,721)	(804)	(536)
Bargain purchase gain on acquisition		0
Profit from operations	(5,304)	792	5,847
Depreciation and amortization	2,909	39	(643)
Net (loss) / gain from Fair value adjustment of investment property	(650)	(158)	(350)
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	216,912	280,329	231,817
Cost of goods sold and services rendered	(188,954)	(257,925)	(206,018)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	62,567	65,907
Changes in net realizable value of agricultural produce after harvest	2,730	(21,495)	(10,163)
Margin on manufacturing and agricultural activities before operating expenses	25,826	63,476	81,543
General and administrative expenses	(14,779)	(13,312)	(10,356)
Selling expenses	(22,450)	(31,894)	(22,107)
Other operating income / (expense), net	20,006	463	237
Bargain purchase gain on acquisition		0
Profit from operations	8,603	18,733	49,317
Depreciation and amortization	(8,330)	(8,017)	(6,583)
Net (loss) / gain from Fair value adjustment of investment property	10,199	(2,184)	(2,832)
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	230,192	204,201	135,496
Cost of goods sold and services rendered	(170,258)	(160,426)	(112,153)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,301)	16,557	45,094
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	55,633	60,332	68,437
General and administrative expenses	(11,273)	(15,314)	(9,857)
Selling expenses	(26,449)	(34,436)	(18,204)
Other operating income / (expense), net	7,218	(544)	(991)
Bargain purchase gain on acquisition		10,107
Profit from operations	25,129	20,145	39,385
Depreciation and amortization	(10,812)	(12,117)	(8,993)
Net (loss) / gain from Fair value adjustment of investment property	1,071	(619)	(1,149)
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(26,155)	(195)	4,403
Cost of goods sold and services rendered	8,064	(379)	(2,348)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,813)	525	6,798
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	(19,904)	(49)	8,853
General and administrative expenses	4,436	173	(876)
Selling expenses	6,958	229	(1,495)
Other operating income / (expense), net	(252)	(37)	(73)
Bargain purchase gain on acquisition		37
Profit from operations	(8,762)	353	6,409
Depreciation and amortization	4,342	98	(820)
Net (loss) / gain from Fair value adjustment of investment property	(105)	(39)	(97)
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	256,347	204,396	131,093
Cost of goods sold and services rendered	(178,322)	(160,047)	(109,805)
Initial recognition and changes in fair value of biological assets and agricultural produce	(2,488)	16,032	38,296
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	75,537	60,381	59,584
General and administrative expenses	(15,709)	(15,487)	(8,981)
Selling expenses	(33,407)	(34,665)	(16,709)
Other operating income / (expense), net	7,470	(507)	(918)
Bargain purchase gain on acquisition		10,070
Profit from operations	33,891	19,792	32,976
Depreciation and amortization	(15,154)	(12,215)	(8,173)
Net (loss) / gain from Fair value adjustment of investment property	1,176	(580)	(1,052)
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	180,119	235,012	183,054
Cost of goods sold and services rendered	(154,473)	(203,885)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	8,050	27,257	19,895
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	33,696	58,384	44,872
General and administrative expenses	(6,955)	(10,197)	(5,256)
Selling expenses	(17,176)	(26,974)	(22,572)
Other operating income / (expense), net	912	(11)	(170)
Bargain purchase gain on acquisition		0
Profit from operations	10,477	21,202	16,874
Depreciation and amortization	(7,061)	(10,018)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(66,756)	(1,210)	10,251
Cost of goods sold and services rendered	54,889	1,039	(8,339)
Initial recognition and changes in fair value of biological assets and agricultural produce	(6,036)	(266)	1,559
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	(17,903)	(437)	3,471
General and administrative expenses	3,456	181	(541)
Selling expenses	8,312	76	(1,793)
Other operating income / (expense), net	(960)	(3)	(20)
Bargain purchase gain on acquisition		0
Profit from operations	(7,095)	(183)	1,117
Depreciation and amortization	3,852	57	(797)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	246,875	236,222	172,803
Cost of goods sold and services rendered	(209,362)	(204,924)	(149,738)
Initial recognition and changes in fair value of biological assets and agricultural produce	14,086	27,523	18,336
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	51,599	58,821	41,401
General and administrative expenses	(10,411)	(10,378)	(4,715)
Selling expenses	(25,488)	(27,050)	(20,779)
Other operating income / (expense), net	1,872	(8)	(150)
Bargain purchase gain on acquisition		0
Profit from operations	17,572	21,385	15,757
Depreciation and amortization	(10,913)	(10,075)	(7,144)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	6,473	(136)	(1,908)
Selling expenses	107	(1)	(21)
Other operating income / (expense), net	21	21	(21)
Bargain purchase gain on acquisition		0
Profit from operations	6,601	(116)	(1,950)
Depreciation and amortization	454	(29)	(49)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(23,061)	(23,413)	(22,119)
Selling expenses	(305)	(257)	(306)
Other operating income / (expense), net	(309)	(136)	103
Bargain purchase gain on acquisition		0
Profit from operations	(23,675)	(23,806)	(22,322)
Depreciation and amortization	(1,275)	22	(738)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Unallocated amounts
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(16,588)	(23,549)	(24,027)
Selling expenses	(198)	(258)	(327)
Other operating income / (expense), net	(288)	(115)	82
Bargain purchase gain on acquisition		0
Profit from operations	(17,074)	(23,922)	(24,272)
Depreciation and amortization	(821)	(7)	(787)
Net (loss) / gain from Fair value adjustment of investment property	$ 0	$ 0	$ 0